Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Non-current Assets

	2019	2018
	RMB million	RMB million
Deposits relating to aircraft held under leases	156	177
Deferred pilot recruitment costs	1,873	1,536
Rebate receivables on aircraft acquisitions	42	55
Prepayment for acquisition of property, plant and equipment	1,095	854
Others	804	748

	3,970	3,370